Income tax (Summary of Tax Losses Accumulated) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	$ 41,922	$ 357,134	$ 386,772
Colombia [Member]
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	5,646		4,837
Brazil [Member]
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	23,587	26,808	26,736
Chile [Member]
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31		313,409	323,929
Argentina [Member]
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	$ 12,689	9,981	24,065
Spain [Member]
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31		$ 6,936	$ 7,205